Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 27, 2020	Sep. 29, 2019	Sep. 27, 2020	Sep. 29, 2019	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Increase in total valuation allowance					$ 23
State net operating loss carryforwards expiration year					2021
Effective tax rate	27.00%	28.00%	31.00%	27.00%
Federal income tax statutory rate			21.00%	21.00%	21.00%	21.00%	21.00%
State and Local Jurisdiction
Income Tax Disclosure [Line Items]
Net operating loss carryforwards					$ 560